OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS	Other assets consisted of the following:
	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Long-term prepayment	3,037	3,140
Total	3,037	3,140